Legal Proceedings - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Feb. 12, 2016 GBP (£)
Disclosure of Legal Proceedings [line items]
Provisions for legal and other disputes		£ 198.0	£ 219.0
Dolin case [member] | US [member]
Disclosure of Legal Proceedings [line items]
Amount of compensation awarded to plaintiff | $	$ 3
UK Competition and Markets Authority [member]
Disclosure of Legal Proceedings [line items]
Fine paid by group				£ 37.6